Fair value of assets and liabilities (Tables)	12 Months Ended
Apr. 30, 2025
Fair Value Of Assets And Liabilities
Schedule of fair value of financial instrument carried at fair value

The following table shows an analysis of each class of assets measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total	Total
	SGD	SGD	SGD	SGD	USD
April 30, 2025
Financial assets:
At fair value through profit or loss	-	-	440,888	440,888	337,742

April 30, 2024
Financial assets:
At fair value through profit or loss	-	-	439,817	439,817	336,920